UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    July 10, 2003
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38

Form 13F Information Table Value Total:        $170745
List of Other Included Managers:               NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     1555 676200.000SH      SOLE                                 676200.000
AMERICAN INTL GROUP COM        COM              026874107     6019 109074.774SH      SOLE                 2900.000        106174.774
AMGEN INC COM                  COM              031162100     7692 116656.000SH      SOLE                 3800.000        112856.000
AUTOMATIC DATA PROCESS COM     COM              053015103     4368 129000.000SH      SOLE                 4700.000        124300.000
AVERY DENNISON CORP COM        COM              053611109     5528 110113.509SH      SOLE                 2800.000        107313.509
BED BATH & BEYOND INC COM      COM              075896100     5891 151750.000SH      SOLE                 4600.000        147150.000
BICO INC COM                   COM              088766100        0 22728.000SH       SOLE                                  22728.000
CENTEX CORP COM                COM              152312104     7846 100862.425SH      SOLE                 3700.000         97162.425
CISCO SYS INC COM              COM              17275R102     5406 321948.000SH      SOLE                16000.000        305948.000
CITIGROUP INC COM              COM              172967101      321 7502.033 SH       SOLE                                   7502.033
CROWN NORTHCORP INC COM        COM              228429106        0 28145.000SH       SOLE                                  28145.000
DU PONT E I DE NEMOURS COM     COM              263534109     1075 25814.000SH       SOLE                                  25814.000
DUKE ENERGY CORP COM           COM              264399106     1481 74240.000SH       SOLE                                  74240.000
EXXON MOBIL CORP COM           COM              30231G102     7082 197218.896SH      SOLE                 5000.000        192218.896
FISERV INC COM                 COM              337738108     4589 128700.000SH      SOLE                 6200.000        122500.000
GENERAL DYNAMICS CORP COM      COM              369550108     5445 75101.485SH       SOLE                 2100.000         73001.485
GENERAL ELEC CO COM            COM              369604103     6340 221063.965SH      SOLE                 7100.000        213963.965
HOME DEPOT INC COM             COM              437076102     6253 188801.251SH      SOLE                 6100.000        182701.251
ILLINOIS TOOL WKS INC COM      COM              452308109     5731 87035.650SH       SOLE                 2800.000         84235.650
INTEL CORP COM                 COM              458140100      509 24438.000SH       SOLE                                  24438.000
INTERNATIONAL BUS MACH COM     COM              459200101     5085 61642.356SH       SOLE                 2300.000         59342.356
JOHNSON & JOHNSON COM          COM              478160104     7795 150777.206SH      SOLE                 3100.000        147677.206
MARSH & MCLENNAN COS COM       COM              571748102     5843 114405.045SH      SOLE                 3900.000        110505.045
MCGRAW HILL COS INC COM        COM              580645109     5989 96602.500SH       SOLE                 2600.000         94002.500
MEDTRONIC INC COM              COM              585055106     7195 149986.536SH      SOLE                 4000.000        145986.536
MERCK & CO INC COM             COM              589331107     5705 94214.776SH       SOLE                 2800.000         91414.776
MICROSOFT CORP COM             COM              594918104     5584 217770.000SH      SOLE                 6200.000        211570.000
MORGAN STANLEY COM             COM              617446448     5050 118122.616SH      SOLE                 4400.000        113722.616
PEPSICO INC COM                COM              713448108      307 6900.000 SH       SOLE                                   6900.000
PFIZER INC COM                 COM              717081103     5872 171954.000SH      SOLE                 5700.000        166254.000
SBC COMMUNICATIONS INC COM     COM              78387G103     4621 180869.694SH      SOLE                 5300.000        175569.694
T ROWE PRICE GROUP INC         COM              74144T108     5697 150826.493SH      SOLE                 5000.000        145826.493
UNITEDHEALTH GROUP INC         COM              91324P102     4864 96800.000SH       SOLE                 4000.000         92800.000
VERIZON COMMUNICATIONS COM     COM              92343V104      234 5939.000 SH       SOLE                                   5939.000
WAL MART STORES INC COM        COM              931142103      288 5369.178 SH       SOLE                                   5369.178
WELLS FARGO & CO COM           COM              949746101     7472 148257.707SH      SOLE                 4500.000        143757.707
BP P L C SPONSORED ADR         ADR              055622104     5302 126179.641SH      SOLE                 4400.000        121779.641
NOKIA CORP SPONSORED ADR       ADR              654902204     4710 286700.000SH      SOLE                10600.000        276100.000